Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111

WRITER’S DIRECT DIAL NUMBER: (415) 315-2334

February 27, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sterling Capital Variable Insurance Funds: File Nos. 333-121205 and 811-21682

Post-Effective Amendment No. 15 to the Registration Statement

Dear Sir or Madam:

On behalf of Sterling Capital Variable Insurance Funds (the “Trust”) and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for filing is a conformed copy of Post-Effective Amendment No. 15 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 16 under the 1940 Act on Form N-1A. Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by the Trust for five years.

If you have any questions concerning this filing, please call me at (415) 315-2334.

Sincerely,

/s/ Alexandra Oprescu
Alexandra Oprescu